DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit (loss) attributable to parent company	$ 476,470	$ (358,560)	$ 704,480
Biological assets (net)	40,815	(172,791)	(143,113)
Distributable net profit (loss)	688,948	(266,252)	927,186
Biological Asset [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Unrealized gains (losses)	(159,021)	(264,477)	(12,933)
Realized gains (losses)	473,796	394,179	327,268
Deferred income taxes	(102,297)	(37,394)	(91,629)
Biological assets (net)	$ 212,478	$ 92,308	$ 222,706